Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 $ / shares shares	Jan. 31, 2024 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, per share | (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	34,362,000	13,500,000
Ordinary shares, shares outstanding	34,362,000	13,500,000